Borrowings	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Borrowings

Note 9 - Borrowings

Indebtedness and other financial liabilities consisted of the following at December 31, 2024, and 2023:

Unsecured Shareholder Term Loans

In December 2022, the Company entered into unsecured term loan agreements with certain shareholders to borrow £1,600,000 ($2 million), at a 10% interest rate over the term of the loan, with no cash payments due on the loan until its maturity in June 2023.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 9 - Borrowings (continued)

In February 2023, the Company entered into an unsecured term loan agreement with certain shareholders to borrow £1,300,000 ($1.6 million), at a 10% interest rate over the term of the loan, with no cash payments due on the loan until its maturity in June 2023.

In March 2023, the Company entered into an unsecured term loan agreement with certain shareholders to borrow £1,500,000 ($1.8 million), at a 10% interest rate over the term of the loan, with no cash payments due on the loan until its maturity in June 2023.

In April 2023, the Company entered into unsecured term loan agreements with certain shareholders to borrow £1,500,000 ($1.8 million), at a 10% interest rate over the term of the loan, with no cash payments due on the loan until its maturity in June 2023.

On the expiry of the terms of these loans, the loans were restated and consolidated, with rolled up interest, into a new unsecured term loan agreement expiring in December 2023 at a 10% interest rate over the term of the loan. The new restated consolidated loan agreement was in the amount of £6,490,000 ($8.1 million) comprising restated debt of £5,900 ($7,300) and rolled up interest of £590,000 ($738,000).

In July 2023, the Company entered into an unsecured term loan agreement with a shareholder to borrow £1,300,000 ($1.6 million), at a 10% interest rate over the term of the loan, with no cash payments due on the loan until its maturity in December 2023.

In August 2023, the Company entered into an unsecured term loan agreement with a shareholder to borrow £1,600,000 ($2 million), at a 10% interest rate over the term of the loan, with no cash payments due on the loan until its maturity in December 2023.

In November 2023, the Company entered into an unsecured term loan agreement with a shareholder to borrow £800,000 ($1 million), at a 10% per annum interest rate, with no cash payments due on the loan until its maturity, being the at then envisaged closing date of the Company’s proposed IPO.

In December 2023, the Company entered into an unsecured term loan agreement with a shareholder to borrow £1,500,000 ($1.8 million), at a 10% per annum interest rate, with no cash payments due on the loan until its maturity being the at then envisaged closing date of the Company’s proposed IPO.

On the expiry of the terms of (i) the June 2023 restated consolidated loan agreement (ii) the July 2023 unsecured term loan, and (iii) the August 2023 unsecured term loan, the loans were restated and consolidated, with rolled up interest, into a new unsecured term loan agreement expiring in June 2024 at a 10% interest rate over the term of the loan. The new restated consolidated loan agreement was in the amount of £10,329,000 ($12.9 million) comprising restated debt of £9,390,000 ($11.8 million) and rolled up interest of £930,000 ($1.2 million)

As of December 31, 2023, the outstanding unsecured term loans from shareholders were £12,629,000 ($15.8 million).

In January 2024, the Company entered into an unsecured term loan agreement with a shareholder to borrow £1,300,000 ($1.6 million), at a 10% per annum interest rate, with no cash payments due on the loan until its maturity being the at then envisaged closing date of the Company’s proposed IPO.

In May 2024, the Company entered into an unsecured term loan agreement with a shareholder to borrow £2,900,000 ($3.6 million), at a 10% per annum interest rate, with no cash payments due on the loan until its maturity being the at then envisaged closing date of the Company’s proposed IPO.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 9 - Borrowings (continued)

In June, July and August 2024, the Company entered into unsecured term loan agreements with a shareholder to borrow £9,000,000 ($11.2 million) (£3,000,000 ($3.7 million) respectively) at a 10% per annum interest rate, with no cash payments due on the loans until their maturity, being the closing of the Company’s proposed IPO.

In September 2024, following the expiry of the December 2023 restated consolidated loan agreement, the loan was restated and consolidated, with rolled up interest, into a new unsecured term loan agreement along with: (i) the November 2023 unsecured term loan, (ii) the December 2023 unsecured term loan, (iii) the January 2024 unsecured term loan, (iv) the May 2024 unsecured term loans, (v) the June 2024 unsecured term loan, (vi) the July 2024 unsecured term loan, and (vii) the August 2024 unsecured term loan.

The September 2024 restated consolidated loan agreement was in the overall amount of £26,901,566 ($33.6 million) comprising restated aggregated principal debt of £25,829,000 ($32.3 million), together with aggregate accrued interest on such principal amount (as of August 31, 2024) of £1,132,566 ($1.4 million).

The terms of the September 2024 restated consolidated loan agreement were inter alia:

(i)	Commencement date of September 1, 2024.
(ii)	interest at 15% per annum.
(iii)	an amount of up to £10,000,000 ($12.5 million) repayable on completion of the proposed IPO (the “Initial Repayment Amount”); and
(iv)	the amount outstanding following the payment of the Initial Repayment Amount to be repaid in full or, if relevant, in part on the earlier of:

1.	1 September 2029; or
2.	within 15 Business Days’ written notice from any Lender to the Company:

○	on the second anniversary of completion of the IPO; or
○	on each six-month period after the second anniversary of completion of the IPO; or
○	if completion of the IPO does not occur within 18 months of the date of the New Facility Agreement, the last day of each calendar month after such date which is 18 months of the New Facility Agreement.

In accordance with ASC 470-50, the Company evaluated whether the transaction qualified as a modification or extinguishment of debt. The present value of future cash flows under the new debt terms was determined to be £30,425,804 ($40,425,804), representing a 12.85% increase compared to the carrying amount of the old debt.

As this exceeds the 10% threshold prescribed in ASC 470-50-40-10, the transaction was accounted for as a debt extinguishment.

A loss on extinguishment of £3,464,238 ($4,377,051) was recognized in other expenses (Gain / Loss on Debt Extinguishment) for the year ended December 31, 2024. No services were exchanged in connection with this refinancing, and the transaction was assessed to be a financing transaction rather than a compensation arrangement, despite involving a related party.

The new debt is initially recognized at fair value and is being amortized using the effective interest method over its 5-year term. The effective interest rate determined for the new arrangement is 9.665%.

In October and December 2024, the Company entered into unsecured term loan agreements with a shareholder to borrow £4,800,000 (£2,000,000 ($2.5 million) and £2,800,000 ($3 million) respectively) on the same terms as the September 2024 restated consolidated loan agreement.

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 9 - Borrowings (continued)

As of December 31, 2024, the outstanding unsecured term loans from shareholders was $46,392,310.

In January 2025, the Company entered into an unsecured term loan agreement with a shareholder to borrow £1,500,000 ($1.8 million) on the same terms as the September 2024 restated consolidated loan agreement.

The October 2024 and December 2024 unsecured term loans were converted immediately prior to the effective date of the IPO in March 2025 [see Note 17].

The September 2024 restated consolidated loan agreement, and the January 2025 unsecured term loan were also capitalized prior to the effective date of the IPO [see Note 17].

Convertible Shareholder Loans at Fair Value

The Company elected to record the following convertible shareholder loans at fair value from their respective inception dates for the life of the loans.

From July 2020 to August 2022, the Company entered into unsecured convertible loan agreements with certain shareholders to borrow £10,448,384 ($13.3 million at December 31, 2024), at 8% to 10% annual interest rates, with no cash payments due on the loans until maturity. In July 2023, loan holders converted the entire loan balance including accrued interest into 7,845,055 common shares of the Company.

At December 31, 2024, there were no amounts outstanding from these loans.

In September, October and November 2023, the Company entered into convertible loan notes with a shareholder to borrow £4,500,000 ($5.7 million at December 31, 2024), at a 15% annual interest rate, with no cash payments due on the loans until their maturity date in March 2026. At December 31, 2024, there was £4,653,493 ($5.9 million) outstanding from these loans, including principal plus accrued contractual interest. The loans are convertible into the most senior class of shares issued if the conversion is due to a Company financing event, at a 35% discount to the financing event price.

In February and March 2024, the Company entered into convertible loan notes with a shareholder to borrow £6,000,000 ($7.6 million) at a 15% annual interest rate, with no cash payments due on the loans until their maturity date in March 2026. Each convertible loan note was convertible into the most senior class of shares issued if the conversion is due to a Company financing event, at a 35% and a 25% respectively discount to the financing event price.

The convertible loan notes were converted immediately prior to the effective date of the IPO on March 20, 2025 [see Note 17].

The fair value of these convertible shareholder loans are classified as Level 2 in the fair value hierarchy. The primary input to the valuation model includes observable market interest rates from companies with similar estimated credit ratings, and observable interest rates on the Company’s borrowings. At December 31, 2024, the valuation assumptions include a discount rate of 10% and conversion date of September 1, 2024. At December 31, 2023, the valuation assumptions include a discount rate of 10% and conversion dates of June 21, 2023, and December 21, 2023.

The changes in fair value appear in the caption “Loss from change in fair-value of convertible shareholder loans” on the consolidated statement of operations. A continuity schedule of the convertible shareholder loans, including changes in fair value, for the years ended December 31, 2024, and 2023 is as follows:

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 9 - Borrowings (continued)

	Shareholder convertible loans, at fair value
	2024	2023
Balance at January 1	$9,380,301	$19,078,367
Changes in fair value	5,951,087	4,646,994
Conversion to common shares	-	(20,694,791)
Borrowings	7,573,800	5,597,550
Foreign exchange impacts	(345,064)	752,181
Balance at December 31	$22,560,124	$9,380,301

Bank Loans

The Company entered into a £2,500,000 ($3.1 million) credit facility in October 2024 with Lienhardt & Partner PrivatBank Zurich AG at an interest rate of 6.35% per year. Lienhardt increased the facility by £2,000,000 ($2.5 million) to £4,500,000 ($5.6 million).

The Lienhardt bank loan, with accrued interest through March 2025, was repaid from the proceeds of the Company’s IPO [see Note 17].

Debt Maturities

The following table summarized the stated debt maturities and scheduled amortization payments, excluding debt premiums and discounts, for each of the five years subsequent to December 31, 2024, and thereafter:

December 31, 2024
	Shareholder loans payable	Short-term borrowings	Shareholder convertible loans at fair value
2025	$50,057,013	$558,206	$22,560,124
2026		-	-
2027	-	-	-
2028	-	-	-
2029	-	-	-
Thereafter	-	-	-
	$50,057,013	$558,206	$22,560,124